Commitments (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2016	$767,994
2017	784,375
2018	504,025
2019	111,535
2020	118,838
and thereafter	359,958

Total future minimum payments	$2,646,725

Long-term Purchase Obligations [Table Text Block]
2016	$145,987
2017	152,702
2018	25,944
2019	1,399
2020	-
and thereafter	-

Total future minimum payments	$326,032